UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number
811-21462

Tortoise Energy Infrastructure Corporation
(Exact Name of Registrant as specified in charter)

6363 College Boulevard, Suite 100A, Overland Park, KS 66211
(Address of Principal Executive Offices) (Zip code)

P. Bradley Adams
6363 College Boulevard, Suite 100A, Overland Park, KS 66211
(Name and Address of Agent For Service)
Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: July 1, 2020 - June 30, 2021

Item 1. Proxy Voting Record

Vote Summary

NEXTERA ENERGY PARTNERS, LP

Security	65341B106			Meeting Type	Annual

Ticker Symbol	NEP			Meeting Date	20-Apr-2021

ISIN	US65341B1061

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1A.				For	For
Election of Director: Susan D. Austin

Management
1B.				For	For
Election of Director: Robert J. Byrne

Management
1C.				For	For
Election of Director: Peter H. Kind

Management
1D.				For	For
Election of Director: James L. Robo

Management
2.				For	For
Ratification of appointment of Deloitte & Touche LLP as

NextEra Energy Partners' independent registered public
accounting firm for 2021.

Management
3.				For	For
Approval, by non-binding advisory vote, of the

compensation of NextEra Energy Partners' named
executive officers as disclosed in the proxy statement.

MAGELLAN MIDSTREAM PARTNERS,L.P.

Security	559080106			Meeting Type	Annual

Ticker Symbol	MMP			Meeting Date	22-Apr-2021

ISIN	US5590801065

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.
Election of Directors:

	1	Robert G. Croyle		For	For

	2	Stacy P. Methvin		For	For

	3	Barry R. Pearl		For	For

Management
2.				For	For
Amendment of Long-Term Incentive Plan.

Management
3.				For	For
Advisory Resolution to Approve Executive

Compensation.

Management
4.				For	For
Ratification of Appointment of Independent Registered

Public Accounting Firm for 2021.

EQUITRANS MIDSTREAM CORPORATION

Security	294600101			Meeting Type	Annual

Ticker Symbol	ETRN			Meeting Date	27-Apr-2021

ISIN	US2946001011

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1A.				For	For
Election of Director to serve until the next annual meeting

of shareholders: Vicky A. Bailey

Management
1B.				For	For
Election of Director to serve until the next annual meeting

of shareholders: Sarah M. Barpoulis

1C.			Management	For	For
Election of Director to serve until the next annual meeting

of shareholders: Kenneth M. Burke

1D.			Management	For	For
Election of Director to serve until the next annual meeting

of shareholders: Patricia K. Collawn

Management
1E.				For	For
Election of Director to serve until the next annual meeting

of shareholders: Margaret K. Dorman

			Management	For
1F.	Election of Director to serve until the next annual meeting				For

of shareholders: Thomas F. Karam

1G.			Management	For	For
Election of Director to serve until the next annual meeting

of shareholders: D. Mark Leland

Management
1H.				For	For
Election of Director to serve until the next annual meeting

of shareholders: Norman J. Szydlowski

Management
1I.				For	For
Election of Director to serve until the next annual meeting

of shareholders: Robert F. Vagt

2.			Management	For	For
Approval, on an advisory basis, of the compensation of

the Company's named executive officers for 2020 (Say-

on-Pay).

3.			Management	For	For
Approval of Amendments to the Company's Articles of

Incorporation and Bylaws to remove the supermajority

voting requirements.

Management
4.				For	For
Ratification of the appointment of Ernst & Young LLP as

the Company's independent registered public accounting
firm for 2021.

THE WILLIAMS COMPANIES, INC.

Security	969457100			Meeting Type	Annual

Ticker Symbol	WMB			Meeting Date	27-Apr-2021

ISIN	US9694571004

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1A.				For	For
Election of Director: Alan S. Armstrong

Management
1B.				For	For
Election of Director: Stephen W. Bergstrom

Management
1C.				For	For
Election of Director: Nancy K. Buese

Management
1D.				For	For
Election of Director: Stephen I. Chazen

Management
1E.				For	For
Election of Director: Charles I. Cogut

Management
1F.				For	For
Election of Director: Michael A. Creel

Management
1G.				For	For
Election of Director: Stacey H. Doré

Management
1H.				For	For
Election of Director: Vicki L. Fuller

Management
1I.				For	For
Election of Director: Peter A. Ragauss

Management
1J.				For	For
Election of Director: Rose M. Robeson

Management
1K.				For	For
Election of Director: Scott D. Sheffield

Management
1L.				For	For
Election of Director: Murray D. Smith

Management
1M.				For	For
Election of Director: William H. Spence

Management
2.				For	For
Approval, by nonbinding advisory vote, of the Company's

executive compensation.

Management
3.				For	For
Ratification of Ernst & Young LLP as independent

auditors for 2021.

STAR PEAK ENERGY TRANSITION CORP.

Security	855185104			Meeting Type	Special

Ticker Symbol	STPK			Meeting Date	27-Apr-2021

ISIN	US8551851046

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.				For	For
The Business Combination Proposal - To consider and

vote upon a proposal to approve the Agreement and Plan
of Merger, dated as of December 3, 2020 (as it may be
amended and/or restated from time to time, the "Merger
Agreement"), by and among Stem, Inc., a Delaware
corporation ("Stem" or the "Company"), STPK and STPK
Merger Sub Corp., a Delaware corporation ("Merger
Sub") and the transactions contemplated thereby,
pursuant to which Merger Sub will merge with and into
Stem with Stem surviving the merger as a wholly owned
subsidiary of STPK (the "Merger").

2.			Management	For	For
The Charter Proposal - To increase the number of

authorized shares of New Stem (as defined in the

accompanying Proxy Statement/Consent Solicitation
Statement/Prospectus) common stock from 400,000,000
to 500,000,000 and to authorize the issuance of up to
1,000,000 shares of New Stem preferred stock.

3.			Management	For	For
The Charter Proposal - To eliminate the Class B

Common Stock classification and provide for a single

class of common stock.

Management
4.				For	For
The Charter Proposal - To provide that the number of

authorized shares of common stock or preferred stock
may be increased or decreased by the affirmative vote of
the holders of at least a majority of the voting power of
the stock outstanding and entitled to vote thereon
irrespective of the provisions of Section 242(b)(2) of the
Delaware General Corporation Law.

Management
5.				For	For
The Charter Proposal - To provide that any director, or

the entire board, may be removed from office at any time,
but only for cause and only by the affirmative vote of at
least 66 2/3% of the voting power of the stock
outstanding and entitled to vote thereon.

Management
6.				For	For
The Charter Proposal - To provide that amendments to

STPK's waiver of corporate opportunities will be
prospective only and provide certain other clarificatory
amendments to the waiver of corporate opportunities
provision.

7.			Management	For	For
The Charter Proposal - To provide that the vote of 66

2/3% of the voting power of the stock outstanding and

entitled to vote thereon, voting together as a single class, shall be required to adopt, amend or repeal the bylaws or

any provision of the Proposed Charter inconsistent with
Section 5.2 of Article V (classification of the board of
directors), Article VI (Stockholder Action), Article VIII
(Amendment), Article IX (Liability of Directors), Article X
(Corporate Opportunity) or Article XI (Forum for
Adjudication of Disputes).

			Management	For
8.	The Charter Proposal - Conditioned upon the approval of				For

Proposals No. 2 through 7 on the reverse side, a

proposal to approve the Proposed Charter, which
includes the approval of all other changes in the
Proposed Charter in connection with replacing the
Existing Charter with the Proposed Charter, including
changing STPK's name from "Star Peak Energy
Transition Corp." to "Stem, Inc." as of the closing of the
merger.

Management
9.	The NYSE Proposal - To consider and vote upon a			For	For

proposal to approve, for purposes of complying with
applicable listing rules of the New York Stock Exchange:
(i) the issuance of shares of New Stem Common Stock
immediately following the consummation of the merger
pursuant to the PIPE Agreements (as defined in the
accompanying Proxy Statement/Consent Solicitation
Statement/Prospectus); (ii) the issuance of shares of New
Stem Common Stock pursuant to the Merger Agreement;
and (iii) the ... (due to space limits, see proxy statement
for full proposal).

Management
10.				Against	Against
The Incentive Plan Proposal - To consider and vote upon

a proposal to approve and adopt the Incentive Plan (as
defined in the accompanying Proxy Statement/Consent
Solicitation Statement/Prospectus).

			Management	For
11.	The Adjournment Proposal - To consider and vote upon a				For

proposal to adjourn the STPK Special Meeting to a later

date or dates, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the STPK Special Meeting, there are not
sufficient votes to approve the Business Combination
Proposal, the Charter Proposals, the NYSE Proposal or
the Incentive Plan Proposal, or holders of STPK's Class
A Common Stock have elected to redeem an amount of
Class ...(due to space limits, see proxy statement for full
proposal).

NUSTAR ENERGY L.P.

Security	67058H102			Meeting Type	Annual

Ticker Symbol	NS			Meeting Date	29-Apr-2021

ISIN	US67058H1023

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.
DIRECTOR

	1	Bradley C. Barron		For	For

	2	William B. Burnett		For	For

	3	W. Grady Rosier		For	For

Management
2.				For	For
To approve the Amended and Restated NuStar Energy

L.P. 2019 Long-Term Incentive Plan.

Management
3.				For	For
To ratify the appointment of KPMG LLP as NuStar

Energy L.P.'s independent registered public accounting
firm for 2021.

CLEARWAY ENERGY, INC.

Security	18539C204			Meeting Type	Annual

Ticker Symbol	CWEN			Meeting Date	29-Apr-2021

ISIN	US18539C2044

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.
Election of Directors:

	1	Jonathan Bram		For	For

	2	Nathaniel Anschuetz		For	For

	3	Brian R. Ford		For	For

	4	Bruce MacLennan		For	For

	5	Ferrell P. McClean		For	For

	6	Daniel B. More		For	For

	7	E. Stanley O'Neal		For	For

	8	Christopher S. Sotos		For	For

	9	Scott Stanley		For	For

Management
2.				For	For
To approve, on a non-binding advisory basis, Clearway

Energy, Inc.'s executive compensation.

Management
3.				For	For
To approve the amendment and restatement of the

Amended and Restated 2013 Equity Incentive Plan to
increase the number of shares of common stock
available for issuance under the plan and to make certain
additional changes.

Management
4.	To ratify the appointment of Ernst & Young LLP as			For	For

Clearway Energy, Inc.'s independent registered public
accounting firm for the 2021 fiscal year.

ATLANTICA SUSTAINABLE INFRASTRUCTURE PLC

Security	G0751N103			Meeting Type	Annual

Ticker Symbol	AY			Meeting Date	04-May-2021

ISIN	GB00BLP5YB54

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.				For	For
To receive the accounts and reports of the directors and

the auditors for the year ended 31 December 2020.

Management
2.				For	For
To approve the directors' remuneration report, excluding

the directors' remuneration policy, for the year ended 31
December 2020.

3.			Management	For	For
To approve the directors' remuneration policy.

4.			Management	For	For
Election of Michael Woollcombe as director of the

Company.

5.			Management	For	For
Election of Michael Forsayeth as director of the

Company.

Management
6.				For	For
Election of William Aziz as director of the Company.

Management
7.				For	For
Election of Brenda Eprile as director of the Company.

Management
8.				For	For
Election of Debora Del Favero as director of the

Company.

Management
9.	Election of Arun Banskota as director of the Company.			For	For

Management
10.	Election of George Trisic as director of the Company.			For	For

Management
11.	Re-election of Santiago Seage as director of the			For	For

Company.

12.			Management	For	For
To re-appoint Ernst & Young LLP and Ernst & Young S.L.

as auditors of the Company to hold office until December

31, 2022.

Management
13.				For	For
To authorize the Company's audit committee to

determine the remuneration of the auditors.

Management
14.				Against	Against
Authorization to issue shares.

Management
15.				For	For
Disapplication of pre-emptive rights.

Management
16.				Against	Against
Disapplication of pre-emptive rights.

Management
17.				For	For
Redemption of the share premium account.

KINDER MORGAN, INC.

Security	49456B101			Meeting Type	Annual

Ticker Symbol	KMI			Meeting Date	12-May-2021

ISIN	US49456B1017

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1A.				For	For
Election of Director for a one year term expiring in 2022:

Richard D. Kinder

Management
1B.				For	For
Election of Director for a one year term expiring in 2022:

Steven J. Kean

1C.			Management	For	For
Election of Director for a one year term expiring in 2022:

Kimberly A. Dang

1D.			Management	For	For
Election of Director for a one year term expiring in 2022:

Ted A. Gardner

Management
1E.				For	For
Election of Director for a one year term expiring in 2022:

Anthony W. Hall, Jr.

			Management	For
1F.	Election of Director for a one year term expiring in 2022:				For

Gary L. Hultquist

1G.			Management	For	For
Election of Director for a one year term expiring in 2022:

Ronald L. Kuehn, Jr.

Management
1H.				For	For
Election of Director for a one year term expiring in 2022:

Deborah A. Macdonald

Management
1I.				For	For
Election of Director for a one year term expiring in 2022:

Michael C. Morgan

1J.			Management	For	For
Election of Director for a one year term expiring in 2022:

Arthur C. Reichstetter

Management
1K.				For	For
Election of Director for a one year term expiring in 2022:

C. Park Shaper

Management
1L.				For	For
Election of Director for a one year term expiring in 2022:

William A. Smith

1M.			Management	For	For
Election of Director for a one year term expiring in 2022:

Joel V. Staff

1N.			Management	For	For
Election of Director for a one year term expiring in 2022:

Robert F. Vagt

Management
1O.				For	For
Election of Director for a one year term expiring in 2022:

Perry M. Waughtal

Management
2.	Approval of the Kinder Morgan, Inc. 2021 Amended and			For	For
Restated Stock Incentive Plan.

3.			Management	For	For
Ratification of the selection of PricewaterhouseCoopers

LLP as our independent registered public accounting firm

for 2021.

4.			Management	For	For
Approval, on an advisory basis, of the compensation of

our named executive officers.

PLAINS ALL AMERICAN PIPELINE, L.P.

Security	726503105			Meeting Type	Annual

Ticker Symbol	PAA			Meeting Date	19-May-2021

ISIN	US7265031051

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.
Election of Directors:

	1	Greg L. Armstrong		For	For

	2	John T. Raymond		For	For

	3	Bobby S. Shackouls		For	For

	4	Christopher M. Temple		For	For

Management
2.				For	For
Ratification of the appointment of

PricewaterhouseCoopers LLP as our independent
registered public accounting firm for 2021.

Management
3.				For	For
The approval, on a non-binding advisory basis, of our

named executive officer compensation.

4.			Management	For	For
The approval of the Plains All American 2021 Long-Term

Incentive Plan.

TARGA RESOURCES CORP.

Security	87612G101			Meeting Type	Annual

Ticker Symbol	TRGP			Meeting Date	25-May-2021

ISIN	US87612G1013

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.1				For	For
Election of Class II Director to serve until the 2024 annual meeting: Beth A. Bowman

Management
1.2				For	For
Election of Class II Director to serve until the 2024 annual meeting: Lindsey M. Cooksen

1.3			Management	For	For
Election of Class II Director to serve until the 2024 annual meeting: Robert B. Evans

1.4			Management	For	For
Election of Class II Director to serve until the 2024 annual meeting: Joe Bob Perkins

Management
1.5				For	For
Election of Class II Director to serve until the 2024 annual meeting: Ershel C. Redd Jr.

			Management	For
2.	To ratify the selection of PricewaterhouseCoopers LLP as				For

the Company's independent auditors for 2021.

3.			Management	For	For
To approve, on an advisory basis, the compensation of

the Company's named executive officers for the fiscal

year ended December 31, 2020.

Management
4.				For	For
To approve an amendment to the Company's Amended

and Restated Certificate of Incorporation to increase the
number of shares of common stock authorized for
issuance to 450,000,000 shares.

ONEOK, INC.

Security	682680103			Meeting Type	Annual

Ticker Symbol	OKE			Meeting Date	26-May-2021

ISIN	US6826801036

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1A.				For	For
Election of Director: Brian L. Derksen

Management
1B.				For	For
Election of Director: Julie H. Edwards

Management
1C.				For	For
Election of Director: John W. Gibson

Management
1D.				For	For
Election of Director: Mark W. Helderman

Management
1E.				For	For
Election of Director: Randall J. Larson

Management
1F.				For	For
Election of Director: Steven J. Malcolm

Management
1G.				For	For
Election of Director: Jim W. Mogg

Management
1H.				For	For
Election of Director: Pattye L. Moore

Management
1I.				For	For
Election of Director: Eduardo A. Rodriguez

Management
1J.				For	For
Election of Director: Gerald B. Smith

Management
1K.				For	For
Election of Director: Terry K. Spencer

Management
2.				For	For
Ratification of the selection of PricewaterhouseCoopers

LLP as the independent registered public accounting firm
of ONEOK, Inc. for the year ending December 31, 2021.

Management
3.				For	For
An advisory vote to approve ONEOK, Inc.'s executive

compensation.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE ENERGY INFRASTRUCTURE CORPORATION

Date: August 31, 2021	By:	/s/ P. Bradley Adams P. Bradley Adams Chief Executive Officer, Principal Financial Officer and Treasurer